CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,378,735)	$ (15,772,715)	$ (19,102,004)	$ (15,789,559)
Adjustments to reconcile net loss operations to net cash (used in) operating activities:
Depreciation and amortization	183,907	38,209	52,006	49,089
Loss on disposal of equipment	0	1,893	(1,893)	0
Grant of options for services	472,399	1,812,939	1,973,634	6,113,790
Issuance of common stock for services	50,001	0	0	700,000
Issuance of warrants for services	680,554	3,334,951	4,227,406	1,601,314
Issuance of warrants for financing	0	3,899,866	3,899,866	0
Issuance of common stock for interest expense	469,160	0
Loss on fair value of derivative	2,579,818	0
Amortization of discount on convertible debt	1,414,594	0
Loss on equity investment	105,426	52,037	(153,019)	(108,785)
Post-Maturity Warrants			0	100,619
Changes in assets and liabilities:
Decrease/(increase) in accounts receivable	185,976	(170,806)	(175,731)	(198,605)
(Increase) in restricted cash	(593,228)	0
Decrease in notes receivable	16,748	8,710	8,710	(8,710)
(Increase) in notes receivable (non-current)	0	(683)	(913)	0
(Increase) in security deposit	(20,825)	0
Decrease/(increase) in costs and estimated earned profits in excess of billings on completed contracts	204,302	(453,199)	(521,213)	0
(Increase) in inventory	(82,030)	(200,667)	63,572	(84,871)
(Increase) in prepaid expenses and other assets	(21,892)	(19,053)	2,889	(13,977)
(Decrease) in accounts payable and accrued liabilities	(100,356)	(63,853)	223,273	1,025,860
Increase in due to related party	132,457	212,600	283,466	274,298
(Decrease)/increase in deposit payable	(55,000)	15,000	(65,000)	200,000
Decrease/(increase) in costs and estimated earned profits in excess of billings on completed contracts	514,408	(48,186)	(48,186)	48,186
Increase in estimated loss on uncompleted contract	443,631	158,589	188,484	0
NET CASH (USED IN) OPERATING ACTIVITIES	(6,798,685)	(7,194,368)	(8,834,829)	(5,873,781)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(97,710)	(1,446,648)	(1,633,189)	(1,081,225)
Additional equity investment	(186,600)	(57,534)	(247,395)	(133,825)
NET CASH (USED IN) INVESTING ACTIVITIES	(284,310)	(1,504,182)	(1,880,584)	(1,215,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable			5,725,000	2,120,859
Repayment of loans payable			(428,358)	(1,120,402)
Repayment of notes payable and line of credit	(1,722,497)	(21,097)
Proceeds from notes payable and line of credit	2,176,000	3,550,000
Proceeds from private placement- convertible notes	9,825,000
Proceeds from private placement- common stock	0	1,199,999		9,340,576
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,278,503	4,728,902	6,496,641	10,341,033
INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	3,195,508	(3,969,648)	(4,218,772)	3,252,202
CASH AND CASH EQUIVALENTS - beginning of period	65,590	4,284,362	4,284,362	1,032,160
CASH AND CASH EQUIVALENTS- end of period	3,261,098	314,714	65,590	4,284,362
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	8,642	0	12,523	14,034
Income taxes	2,080	9,892	25,149	6,386
Non-cash investing and financing activites:
Conversion of promissory notes and accrued interest into common stock			0	2,141,692
Conversion of notes payable and accrued interest into convertible debt	6,799,520	0
Issuance of common stock for interest expense	469,160	0
Conversion of debt and accrued interest into common stock	$ 0	$ 398,012	$ 398,012	$ 2,328,023